Impairment (Tables)	12 Months Ended
Dec. 31, 2024
Impairment and Reversal of Impairment and Goodwill [Abstract]
Summary Of Impairment Expense	The Company's impairment expense in respect of the following CGUs were as follows:

	2024	2023
Shahuindo	$—	$36.2
Morococha	—	42.4
	$—	$78.6